Supplement to the
Fidelity Advisor® Government Income Fund
Class A, Class T, Class B, and Class C
October 29, 2011
Prospectus

The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 9.

FMR normally invests the fund's assets in U.S. Government securities and instruments related to U.S. Government securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR does not currently intend to invest more than 60% of the fund's assets in mortgage securities.

AGVT-12-01  February 1, 2012
1.842500.111

Supplement to the
Fidelity Advisor® Government Income Fund
Institutional Class
October 29, 2011
Prospectus

The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

FMR normally invests the fund's assets in U.S. Government securities and instruments related to U.S. Government securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR does not currently intend to invest more than 60% of the fund's assets in mortgage securities.

AGVTI-12-01  February 1, 2012
1.842501.107

Supplement to the
Fidelity's Government Bond Funds
October 29, 2011
Prospectus

The following information replaces the similar information for Fidelity Government Income Fund found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 13.

FMR normally invests the fund's assets in U.S. Government securities and instruments related to U.S. Government securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR does not currently intend to invest more than 60% of the fund's assets in mortgage securities.

GOV-SLM-12-01  February 1, 2012
1.937409.100